Fair Value Estimation - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Assets
Settlements (including coupon interest received)	¥ (453,967)	¥ (452)
Level 3
Assets
Additions		41,000
Settlements (including coupon interest received)		(41,140)
Fair value gains recognized in profit or loss		140
Level 1
Assets
Opening balance	127,926
Additions	453,967	643,255
Settlements (including coupon interest received)	(215,220)	(474,870)
Fair value gains recognized in profit or loss	5,444	386
Exchange difference	14,261	22,181
Closing balance	¥ 386,378	¥ 190,952